Segments - Summary of Reconciliation Between IFRS and Underlying Income, Expenses and Net Result (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Income	[1]	€ 17,125	€ 18,324	€ 18,590
Taxation	[1]	1,652	2,116	2,539
Non-controlling interests	[1]	99	108	82
Net result	[1]	3,903	4,761	5,464
Special items [member]
Disclosure of operating segments [line items]
Income				(121)
Expenses			(775)
Taxation				(121)
Net result			775	0
Insurance other [member]
Disclosure of operating segments [line items]
Income			(89)	53
Taxation			1	1
Net result			(90)	52
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income		1,181	(148)	(817)
Taxation		303	(90)	(258)
Net result		878	(58)	(559)
Underlying [member]
Disclosure of operating segments [line items]
Income		18,306	18,088	17,704
Expenses		11,472	10,563	10,505
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
Net Result IFRS Attribuatble to Equity Holder of Parent
Disclosure of operating segments [line items]
Income		17,125	18,324	18,590
Expenses		11,472	11,338	10,505
Taxation		1,652	2,116	2,539
Non-controlling interests		99	108	82
Net result		€ 3,903	€ 4,761	€ 5,464

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.